Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Revenue from Contract with Customer [Abstract]
Summary of Net Revenue by Primary Product

The following table summarizes the Company’s net revenue by primary product for the periods presented:

	13-Weeks Ended		39-Weeks Ended
	September 27, 2020	September 29, 2019	September 27, 2020	September 29, 2019
Net Revenue:
Eggs	$49,299	$30,995	$147,738	$91,146
Butter	4,068	3,087	12,549	8,166
Net Revenue	$53,367	$34,082	$160,287	$99,312

The following table summarizes the Company’s net revenue by primary product:

	December 31, 2017	Year Ended December 30, 2018	December 29, 2019
Net Revenue:
Eggs	$69,629	$98,967	$128,579
Butter	4,371	7,746	12,154

Net Revenue	$74,000	$106,713	$140,733

Summary of Percentage of Net Revenue and Accounts Receivable, Net Due from Significant Customers	The percentage of net revenue from these significant customers during the 13-week periods and 39-week periods ended September 27, 2020 and September 29, 2019, and accounts receivable, net due from these significant customers as of September 27, 2020 and December 29, 2019, are as follows:

	Net Revenue for the 13-Weeks Ended September 27, 2020	Net Revenue for the 13-Weeks Ended September 29, 2019	Net Revenue for the 39-Weeks Ended September 27, 2020	Net Revenue for the 39-Weeks Ended September 29, 2019
Customer A	*	33%	18%	35%
Customer B	24%	*	16%	*
Customer C	13%	16%	14%	14%
Customer D	13%	10%	12%	11%

*Revenue was less than 10%.

	Accounts Receivable, Net as of September 27, 2020	Accounts Receivable, Net as of December 29, 2019
Customer A	*	25%
Customer B	30%	21%
Customer C	14%	*
Customer D	*	*

*Accounts receivable was less than 10%.

The percentage of net revenue from these significant customers during the years ended December 31, 2017, December 30, 2018 and December 29, 2019, and accounts receivable, net due from these significant customers as of December 30, 2018 and December 29, 2019, are as follows:

	Net Revenue Year Ended December 31, 2017	Net Revenue Year Ended December 30, 2018	Net Revenue Year Ended December 29, 2019	Accounts Receivable, Net As Of December 30, 2018	Accounts Receivable, Net As Of December 29, 2019
Customer A	36%	36%	35%	10%	25%
Customer B	15%	14%	14%	29%	21%
Customer C	*	10%	11%	*	*

*	Net revenue and/or accounts receivable was less than 10%.